Income Tax Expense - Schedule of Rates of Tax Applicable in Countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income tax expense (benefit)	$ 1,568	$ 1,639	$ 4,314
Hong Kong [Member]
Income Taxes [Line Items]
Charge for the year	706	771	4,261
Overprovision in prior year			(800)
People's Republic of China [Member]
Income Taxes [Line Items]
Charge for the year	862	868	993
Other jurisdictions [Member]
Income Taxes [Line Items]
Deferred tax			$ (140)